UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Chesapeake Asset Management LLC

Address:  One Rockefeller Plaza
          Suite 1210
          New York, New York  10020

13F File Number: 28-7490

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Cathaleen Lindsay
Title:    13F Compliance Officer
Phone:    (212) 218-4040


Signature, Place and Date of Signing:

/s/ Cathaleen Lindsay              New York, NY              November 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       91

Form 13F Information Table Value Total:   $163,928
                                         (thousands)


List of Other Included Managers:  None


                                                      CHESAPEAKE ASSET MANAGEMENT, LLC

                                                         FORM 13F INFORMATION TABLE
                                                             AS OF DATE: 9/30/05


(COL 1)                         (COL 2)         (COL 3)      (COL 4)    (COL 5)       (COL 6)           (COL 7)      (COL 8)
                                                                                INVESTMENT DISCRETION            VOTING AUTHORITY
                                                                                             SHARED                 (SHARES)
                                 TITLE           CUSIP        VALUE     SHRS OR  SOLE  SHARED OTHER     OTHER   SOLE  SHARED   NONE
NAME OF ISSUER                   OF CLASS        NUMBER      (X1000)    PRN AMT  (A)    (B)    (C)       MGR    (A)     (B)    (C)
-----------------               ------------    --------     --------   -------  ----  -----  -----     ----   ------  -----  ------
ADVO INC                         COM             007585102    2,705      86,458   X                             46,688        39,770
AFLAC INC                        COM             001055102   16,204     357,712   X                            140,148       217,564
AIR PROD & CHEM INC              COM             009158106      210       3,800   X                              3,800             0
AMERADA HESS CORP                COM             023551104      261       1,900   X                                500         1,400
AMGEN INC                        COM             031162100      468       5,870   X                                800         5,070
ANHEUSER BUSCH COS INC           COM             035229103    1,462      33,978   X                             15,392        18,586
ARCHER DANIELS MIDLAND CO        COM             039483102    2,239      90,779   X                             63,969        26,810
ASHLAND INC NEW                  COM             044209104      287       5,202   X                              5,202             0
BJS WHSL CLUB INC                COM             05548J106    1,345      48,373   X                             22,400        25,973
BP PLC                           SPONSORED ADR   055622104    1,088      15,351   X                              1,244        14,107
BT GROUP PLC                     ADR             05577E101    3,229      81,450   X                             34,400        47,050
BAKER HUGHES INC                 COM             057224107   11,469     192,175   X                             95,350        96,825
CADBURY SCHWEPPES PLC            ADR             127209302      576      14,147   X                              8,374         5,773
CARNIVAL CORP                    PAIRED CTF      143658300      925      18,500   X                             14,000         4,500
CHESAPEAKE ENERGY CORP           COM             165167107    4,122     107,766   X                             36,500        71,266
CHUBB CORP                       COM             171232101    2,704      30,200   X                             17,000        13,200
CHURCH & DWIGHT INC              COM             171340102      611      16,551   X                              1,650        14,901
CINCINNATI FIN CORP              COM             172062101      229       5,466   X                                  0         5,466
CITIGROUP INC                    COM             172967101      363       7,972   X                              3,026         4,946
COMCAST CORP  NEW                CLA SPL         20030N200      259       9,000   X                                  0         9,000
COMCAST CORP NEW                 CLA             20030N101      309      10,501   X                                918         9,583
CORNING INC                      COM             219350105      456      23,600   X                             20,000         3,600
COVENTRY HEALTH CARE INC         COM             222862104      303       5,288   X                              2,687         2,601
DELL INC                         COM             24702R101    1,597      46,700   X                             19,000        27,700
DIAGEO PLC                       SPON ADR NEW    25243Q205      209       3,600   X                              3,600             0
DUPONT E I DE NEMOURS & CO       COM             263534109      244       6,224   X                                  0         6,224
ECHOSTAR COMMUNICATIONS NEW      CLA             278762109    2,817      95,250   X                             51,000        44,250
ENSCO INT INC                    COM             26874Q100    1,906      40,900   X                             18,500        22,400
EL PASO CORP                     COM             28336L109    2,071     149,000   X                             93,000        56,000
ERICSSON L M TEL CO              ADR BSEK        294821608    3,324      90,226   X                             23,260        66,966
EXXON MOBIL CORP                 COM             30231G102    2,760      43,434   X                              4,968        38,466
FEDERAL NAT MTG ASSN             COM             313586109      707      15,775   X                              8,450         7,325
FEDEX CORP                       COM             31428X106    1,311      15,050   X                              6,350         8,700
GENERAL ELEC CO                  COM             369604103    4,723     140,262   X                             38,100       102,162
GLOBALSANTAFE CORP               SHS             G3930E101    2,869      62,900   X                             30,000        32,900
GRANT PRIDECO INC                COM             38821G101    3,646      89,700   X                             36,800        52,900
GRUPO TELEVISA SADE CV           SP ADR REPORD   40049J206    1,061      14,800   X                              9,750         5,050
HALLIBURTON CO                   COM             406216101    2,672      39,000   X                             19,600        19,400
HSBC HLDGS PLC                   SP ADR NEW      404280406    3,326      40,950   X                             22,100        18,850
INTL BUSINESS MACHINES           COM             459200101    2,304      28,718   X                             22,500         6,218
ISHARES INC                      MSCI JAPAN      464286848    6,140     503,700   X                            223,800       279,900
ITT IND INC IND                  COM             450911102      261       2,300   X                              2,300             0
JP MORGAN & CHASE & CO           COM             46625H100    2,471      72,830   X                             45,360        27,470
JAPAN SMALLER CAPTL ZTN FD IN    COM             47109U104      352      20,000   X                             17,500         2,500
JETBLUE AWYS CORP                COM             477143101    1,734      98,500   X                             37,000        61,500
JUNIPER NETWORKS INC             COM             48203R104    1,357      57,000   X                             28,100        28,900
KIMCO REALTY CORP                COM             49446R109    2,021      64,320   X                                  0        64,320
LOCKHEED MARTIN CORP             COM             539830109    2,903      47,556   X                             19,700        27,856
LUCENT TECHNOLOGIES INC          COM             549463107       43      13,078   X                             10,000         3,078
MEDCO HEALTH SOLUTIONS INC       COM             58405U102      308       5,618   X                              2,035         3,583
MERCK & CO INC                   COM             589331107      506      18,582   X                              8,000        10,582
MICROSOFT CORP                   COM             594918104      435      16,910   X                             15,600         1,310
MITSUBISHI TOKYO FIN GROUP       SPONSORED ADR   606816106    3,251     249,500   X                             82,500       167,000
MITTAL STEEL CO N V              NY REG SH CLA   60684P101    2,848      98,900   X                             45,000        53,900
MOTOROLA INC                     COM             620076109    1,065      48,365   X                             18,900        29,465
NABORS INDUSTRIES LTD            SHS             G6359F103    2,220      30,900   X                             11,900        19,000
NEWS CORP                        CL B            65248E203      123       7,868   X                              7,864             4
NEWS CORP                        CL B            65248E203      330      20,000   X                             20,000             0
OPSWARE INC                      COM             68383A101    2,719     523,800   X                            231,300       292,500
ORACLE CORP                      COM             68389X105      496      40,000   X                             40,000             0
PARKER HANNIFAN CORP             COM             701094104      248       3,850   X                              3,850             0
PEPSICO INC                      COM             713448108    1,503      26,500   X                             16,200        10,300
PFIZER INC                       COM             717081103    1,185      47,445   X                             14,000        33,445
PITNEY BOWES INC                 COM             724479100      456      10,933   X                              9,000         1,933
PROCTER & GAMBLE CO              COM             742718109      396       6,656   X                              2,000         4,656
REDWOOD TR INC                   COM             758075402      292       6,000   X                              6,000             0
ROYAL BK CDA MONTREAL QUE        COM             780087102      264       3,616   X                              3,616             0
ROYAL DUTCH SHELL PLC            SPON ADR A      780259206    3,235      49,289   X                             14,200        35,089
SCHLUMBERGER LTD                 COM             806857108    1,809      21,434   X                              9,314        12,120
SCIENTIFIC ATLANTA INC           COM             808655104      413      11,015   X                              8,400         2,615
SONUS NETWORKS INC               COM             835916107      898     155,100   X                             90,100        65,000
SONY CORP                        ADR NEW         835699307      797      24,000   X                             13,400        10,600
SPDR TR                          UNIT SER 1      78462F103    2,448      19,900   X                              8,400        11,500
TECHNE CORP                      COM             878377100    2,291      40,200   X                              5,500        34,700
TELEFLEX INC                     COM             879369106      458       6,500   X                                  0         6,500
TELEFONICA S A                   SPONSORED ADR   879382208    1,637      33,200   X                             19,567        13,633
3M CO                            COM             88579Y101      301       4,104   X                                  0         4,104
TELIK INC                        COM             87959M109      409      25,000   X                             10,500        14,500
TIME WARNER INC                  COM             887317105    2,264     125,039   X                             66,250        58,789
TOOTSIE ROLL INDS INC            COM             890516107      728      22,933   X                              8,550        14,383
TRANSOCEAN INC                   ORD             G90078109      393       6,416   X                              2,342         4,074
UNILEVER N V                     NYSHS NEW       904784709    3,371      47,183   X                             14,909        32,274
UST INC                          COM             902911106    2,029      48,460   X                             32,200        16,260
UNITED STATES STEEL CORP         NYSHS NEW       912909108    4,093      96,650   X                             50,500        46,150
UNITED TECHNOLOGIES COMPANY      COM             913017109    1,187      22,900   X                             22,700           200
VASOGEN INC                      COM             92232F103    1,206     571,500   X                            242,700       328,800
VERIZON COMMUNICATIONS           COM             92343V104    2,163      66,161   X                             28,159        38,002
WACHOVIA CORP 2ND NEW            COM             929903102    2,837      59,612   X                             22,624        36,988
WAL MART STORES INC              COM             931142103    1,142      26,050   X                             12,550        13,500
DISNEY WALT CO                   COM DISNEY      254687106    2,224      92,158   X                             35,453        56,705
WYETH                            COM             983024100      299       6,470   X                                  0         6,470


02322.0001 #616704